Note 7 - Debt (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Repayment of Convertible Debt [Table Text Block]
Series C shares conversions into common stock (accounted for as repayments)	Amounts
June 27, 2017	550
June 29, 2017	1,517
June 30, 2017	748
Amount outstanding under the Series C shares	4,685

Schedule of Increase (Decrease) In Line of Credit Facilities [Table Text Block]
Agreement date	Amount drawn	Fees	Interest	Amount settled	Amounts forgiven	Outstanding Amount	Maturity	Counterparty
February 6, 2017	3,500	210	22	(3,500)	-	-	May 15, 2017	Kalani
March 22, 2017	5,000	200	7	(5,000)	-	-	October 7, 2017	Kalani
March 28, 2017	10,000	-	24	(10,000)	-	-	August 25, 2017	Kalani
April 5, 2017	7,700	-	42	(7,700)	-	-	September 4, 2017	Kalani
May 15, 2017	5,000	-	28	(3,106)	(1,118)	776	August 23, 2017	Xanthe
June 26, 2017	3,000	-	2	-	-	3,000	October 24, 2017	Kalani
	34,200	410	125	(29,306)	(1,118)	3,776

Schedule of Short-term Debt [Table Text Block]
Date	Amount drawn / (repaid)
January 2017	(995)
February 2017	(3,036)
May 2017	(54)
June 2017	2,958
Total	(1,127)